Organization and Principal Activities (Details) - Schedule of Group’s Principal Subsidiaries	6 Months Ended
Jun. 30, 2023
Changwei System Technology (Shanghai) Co., Ltd. [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[1]
Date of Incorporation/ Acquisition	March 2010	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Cancer screening and detection tests	[1]
AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”) [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[1]
Date of Incorporation/ Acquisition	October 2012	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Cancer screening detection tests and device manufacturing	[1]
AnPac Bio-Medical Technology (Shanghai) Co., Ltd. [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[1]
Date of Incorporation/ Acquisition	April 2014	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Cancer screening and detection tests	[1]
AnPac Technology USA Co., Ltd. (“AnPac US”) [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[1]
Date of Incorporation/ Acquisition	September 2015	[1]
Place of Incorporation	the U.S.	[1]
Major Operation	Clinical trials for research on cancer screening and detection tests	[1]
Lishui AnPac Medical Laboratory Co., Ltd. [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[1]
Date of Incorporation/ Acquisition	July 2016	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Cancer screening and detection tests	[1]
Shiji (Hainan) Medical Technology Ltd. [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[1]
Date of Incorporation/ Acquisition	March 2013	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Cancer screening and detection research	[1]
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”) [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	51.00%	[1],[2]
Date of Incorporation/ Acquisition	March 2019	[1],[2]
Place of Incorporation	the PRC	[1],[2]
Major Operation	Cancer screening and detection tests	[1],[2]
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	60.00%	[1]
Date of Incorporation/ Acquisition	August 15, 2021	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Cancer screening and detection tests	[1]
Fresh 2 Group Inc [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	December 27, 2022
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
Fresh 2 Technology Inc. (“Fresh2”) [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	October 4, 2022
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
Fresh 2 Logistics Inc [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	February 22, 2023
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
Fresh 2 HF Inc [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	February 21, 2023
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
Foodbase Group Inc [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	January 19, 2023
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
Fresh 2 EZ Inc [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	March 3, 2023
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
Fresh 2 information Inc [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%	[3]
Date of Incorporation/ Acquisition	April 12, 2023	[3]
Place of Incorporation	the U.S.	[3]
Major Operation	B2B e-commerce	[3]
Fresh 2 Ecommerce (“Fresh2 Ecommerce”) [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	February 8, 2023
Place of Incorporation	the U.S.
Major Operation	B2B e-commerce
GSIN (HK) Limited (“GISN”) [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	February 1, 2023
Place of Incorporation	Hongkong, PRC,
Major Operation	B2B e-commerce
Hua You Sheng Future (Beijing) Technology Co., Ltd [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	February 1, 2023
Place of Incorporation	PRC
Major Operation	B2B e-commerce
Guanshi Technology (Beijing) Co., Ltd [Member]
Schedule of Group’s Principal Subsidiaries [Abstract]
Percentage of Ownership	100.00%
Date of Incorporation/ Acquisition	February 1, 2023
Place of Incorporation	PRC
Major Operation	Software development

[1]	Subsidiaries that were sold subsequent to June 30, 2023.
[2]	AnPac Muqing closed business in March 2023
[3]	On April 12, 2023, the Company, through its subsidiary, Fresh 2 EZ Inc to acquire 100% of equity interest in Fresh 2 information Inc from Roxe Holding Inc, a company controlled by Mr. Haohan Xu, with a nominal price. Fresh 2 information Inc has not begun operation yet.